Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2020	December 31, 2019

Miners	$33,173,812	$-
Less: accumulated depreciation	(3,324,655)	-
Property and equipment, net	$29,849,157	$-